Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Arrow ETF Trust
Entity Central Index Key	0001532206
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000109586
Shareholder Report [Line Items]
Fund Name	Arrow Dow Jones Global Yield ETF
Trading Symbol	GYLD
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=521
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Dow Jones Global Yield ETF	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75% [1]
AssetsNet	$ 37,252,156
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 115,541
InvestmentCompanyPortfolioTurnover	71.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	45.7%
Corporate Bonds	18.8%
Master Limited Partnerships	2.9%
Non U.S. Government & Agencies	19.4%
Partnership Shares	13.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Teleperformance	1.1%
Surya Citra Media Tbk P.T.	1.0%
Robert Half International, Inc.	0.9%
Ternium S.A.	0.9%
Phoenix Group Holdings PLC	0.9%
Adaro Energy Tbk P.T.	0.9%
Komercni banka as	0.9%
Cal-Maine Foods, Inc.	0.9%
Bank Rakyat Indonesia Persero Tbk P.T.	0.9%
Banco del Bajio S.A.	0.9%

[1]	Annualized